Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 77.9	$ 242.6	$ 17.9	$ 0.3	$ 0.9	$ 339.6
Utah Project
Total		3.7	0.2			3.9
United States Entity Level Income Tax Project
Total	15.6					15.6
Oklahoma Project
Total		2.6				2.6
Wyoming Project
Total		0.1				0.1
Province of Ontario Project
Total			0.2			0.2
Province of British Columbia Project
Total	4.2	94.9	11.9		$ 0.9	111.9
Province of Alberta Project
Total	22.0	$ 141.3	$ 5.6	$ 0.3		169.2
Canada Entity Level Income Tax Project
Total	$ 36.1					$ 36.1